John Hancock
Fundamental All Cap Core Fund
Quarterly portfolio holdings 4/30/2024

Fund’s investments
As of 4-30-24 (unaudited)
	Shares	Value
Common stocks 95.3%		$429,389,736
(Cost $327,410,237)
Communication services 9.9%		44,719,934
Entertainment 3.1%
Liberty Media Corp.-Liberty Formula One, Series C (A)	148,651	10,401,110
Warner Brothers Discovery, Inc. (A)	492,269	3,623,100
Interactive media and services 6.8%
Alphabet, Inc., Class A (A)	167,400	27,249,372
CarGurus, Inc. (A)	153,444	3,446,352
Consumer discretionary 20.8%		93,559,283
Automobile components 0.3%
Mobileye Global, Inc., Class A (A)	47,155	1,299,120
Broadline retail 8.4%
Amazon.com, Inc. (A)	214,977	37,620,977
Hotels, restaurants and leisure 0.5%
Vail Resorts, Inc.	11,332	2,145,941
Household durables 5.7%
Lennar Corp., Class A	128,202	19,437,987
NVR, Inc. (A)	840	6,248,634
Leisure products 1.4%
Polaris, Inc.	75,287	6,411,441
Specialty retail 3.4%
Avolta AG (A)	124,099	4,693,031
Group 1 Automotive, Inc.	36,387	10,698,506
Textiles, apparel and luxury goods 1.1%
Canada Goose Holdings, Inc. (A)	293,648	3,315,286
Salvatore Ferragamo SpA	170,148	1,688,360
Consumer staples 2.7%		12,318,041
Beverages 1.6%
Anheuser-Busch InBev SA/NV, ADR	119,298	7,117,319
Consumer staples distribution and retail 1.1%
Walmart, Inc.	87,628	5,200,722
Energy 4.0%		18,236,613
Oil, gas and consumable fuels 4.0%
Cheniere Energy, Inc.	71,295	11,251,777
Suncor Energy, Inc.	182,897	6,984,836
Financials 16.7%		75,100,628
Banks 3.2%
First Hawaiian, Inc.	684,487	14,435,831
Capital markets 13.5%
KKR & Company, Inc.	204,789	19,059,712
Morgan Stanley	187,452	17,028,140
S&P Global, Inc.	19,870	8,262,542
The Goldman Sachs Group, Inc.	38,233	16,314,403
Health care 6.0%		27,136,312
Biotechnology 1.1%
Alnylam Pharmaceuticals, Inc. (A)	10,623	1,529,181
Moderna, Inc. (A)	32,810	3,619,271
2	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies 2.0%
Hologic, Inc. (A)	118,568	$8,983,897
Health care providers and services 1.7%
Elevance Health, Inc.	14,690	7,764,840
Life sciences tools and services 0.7%
Thermo Fisher Scientific, Inc.	5,341	3,037,534
Pharmaceuticals 0.5%
Elanco Animal Health, Inc. (A)	167,294	2,201,589
Industrials 6.5%		29,088,042
Electrical equipment 2.2%
Regal Rexnord Corp.	52,159	8,416,898
Sensata Technologies Holding PLC	41,271	1,581,092
Machinery 1.8%
Parker-Hannifin Corp.	14,858	8,096,273
Trading companies and distributors 2.5%
United Rentals, Inc.	16,458	10,993,779
Information technology 24.4%		109,734,819
Semiconductors and semiconductor equipment 10.9%
Analog Devices, Inc.	67,990	13,639,474
NVIDIA Corp.	32,359	27,958,823
Texas Instruments, Inc.	41,201	7,268,680
Software 10.0%
Autodesk, Inc. (A)	23,902	5,087,541
Microsoft Corp.	12,269	4,776,690
Oracle Corp.	60,188	6,846,385
Roper Technologies, Inc.	12,500	6,393,250
Salesforce, Inc.	51,858	13,946,691
Workday, Inc., Class A (A)	33,002	8,076,579
Technology hardware, storage and peripherals 3.5%
Apple, Inc.	92,413	15,740,706
Materials 1.0%		4,624,981
Chemicals 1.0%
Axalta Coating Systems, Ltd. (A)	147,105	4,624,981
Real estate 3.3%		14,871,083
Real estate management and development 0.2%
Five Point Holdings LLC, Class A (A)	275,797	783,263
Specialized REITs 3.1%
American Tower Corp.	5,615	963,309
Crown Castle, Inc.	139,950	13,124,511

	Yield (%)	Shares	Value
Short-term investments 4.5%			$20,340,724
(Cost $20,343,537)
Short-term funds 4.5%			20,340,724
John Hancock Collateral Trust (B)	5.4256(C)	2,034,724	20,340,724

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	3

Total investments (Cost $347,753,774) 99.8%	$449,730,460
Other assets and liabilities, net 0.2%	988,934
Total net assets 100.0%	$450,719,394

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 4-30-24.
4	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2024, by major security category or type:
	Total value at 4-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$44,719,934	$44,719,934	—	—
Consumer discretionary	93,559,283	87,177,892	$6,381,391	—
Consumer staples	12,318,041	12,318,041	—	—
Energy	18,236,613	18,236,613	—	—
Financials	75,100,628	75,100,628	—	—
Health care	27,136,312	27,136,312	—	—
Industrials	29,088,042	29,088,042	—	—
Information technology	109,734,819	109,734,819	—	—
Materials	4,624,981	4,624,981	—	—
Real estate	14,871,083	14,871,083	—	—
Short-term investments	20,340,724	20,340,724	—	—
Total investments in securities	$449,730,460	$443,349,069	$6,381,391	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	2,034,724	$4,811,553	$125,883,842	$(110,355,726)	$4,011	$(2,956)	$439,061	—	$20,340,724
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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